Shareholders' Equity	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
SHAREHOLDERS' EQUITY
Shareholders' Equity

5.Shareholders’ Equity

The Company has authorization from the Board of Directors for the repurchase of up to four million shares per calendar year.  The repurchases may be made using our cash and cash equivalents or other available sources.  During the six months ended March 31, 2015, we purchased 810,097 common shares at an aggregate cost of $59.7 million, which are held as treasury shares.  We had no purchases of common shares in fiscal 2014.

Components of accumulated other comprehensive income (loss) were as follows:

	March 31,	September 30,
	2015	2014
	(in thousands)
Pre-tax amounts:
Unrealized appreciation on securities	$86,986	$157,838
Unrecognized actuarial loss	(22,787)	(23,405)
	$64,199	$134,433
After-tax amounts:
Unrealized appreciation on securities	$53,971	$97,418
Unrecognized actuarial loss	(13,899)	(14,292)
	$40,072	$83,126

The following is a summary of the changes in accumulated other comprehensive income (loss), net of tax, by component for the three and six months ended March 31, 2015:

	Three Months Ended March 31, 2015
	Unrealized
	Appreciation (Depreciation) on	Defined
	Available-for-sale	Benefit
	Securities	Pension Plan	Total
	(in thousands)

Balances at January 1, 2015	$55,174	$(14,096)	$41,078
Other comprehensive loss before reclassifications	(1,203)	—	(1,203)
Amounts reclassified from accumulated other comprehensive income (loss)	—	197	197
Net current-period other comprehensive income (loss)	(1,203)	197	(1,006)
Balances at March 31, 2015	$53,971	$(13,899)	$40,072

	Six Months Ended March 31, 2015
	Unrealized
	Appreciation (Depreciation) on	Defined
	Available-for-sale	Benefit
	Securities	Pension Plan	Total
	(in thousands)

Balances at October 1, 2014	$97,418	$(14,292)	$83,126
Other comprehensive loss before reclassifications	(43,447)	—	(43,447)
Amounts reclassified from accumulated other comprehensive income (loss)	—	393	393
Net current-period other comprehensive income (loss)	(43,447)	393	(43,054)
Balances at March 31, 2015	$53,971	$(13,899)	$40,072

The following provides detail about accumulated other comprehensive income (loss) components which were reclassified to the Condensed Consolidated Statement of Income during the three and six months ended March 31, 2015:

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Details About Accumulated Other Comprehensive Income	Three Months Ended March 31,		Six Months Ended March 31,		Affected Line Item in the Condensed Consolidated
(Loss) Components	2015	2014	2015	2014	Statement of Income
	(in thousands)		(in thousands)

Unrealized gains on available-for-sale securities	$—	$(21,352)	$—	$(21,352)	Gain on sale of investment securities
	—	8,468	—	8,468	Income tax provision
	$—	$(12,884)	$—	$(12,884)	Net of tax

Defined Benefit Pension Items Amortization of net actuarial loss	$309	$229	$618	$458	General and administrative
	(112)	(84)	(225)	(166)	Income tax provision
	$197	$145	$393	$292	Net of tax

Total reclassifications for the period	$197	$(12,739)	$393	$(12,592)

NOTE 5 SHAREHOLDERS' EQUITY

        On September 30, 2014, we had 108,232,284 outstanding preferred stock purchase rights ("Rights") pursuant to the terms of the Rights Agreement dated January 8, 1996, as amended by Amendment No. 1 dated December 8, 2005. As adjusted for the two-for-one stock splits in fiscal 1998 and fiscal 2006, and as long as the Rights are not separately transferable, one-half Right attaches to each share of our common stock. Under the terms of the Rights Agreement each Right entitles the holder thereof to purchase one full unit consisting of one one-thousandth of a share of Series A Junior Participating Preferred Stock ("Preferred Stock"), without par value, at a price of $250 per unit. The exercise price and the number of units of Preferred Stock issuable on exercise of the Rights are subject to adjustment in certain cases to prevent dilution. The Rights will be attached to the common stock certificates and are not exercisable or transferable apart from the common stock, until ten business days after a person acquires 15 percent or more of the outstanding common stock or ten business days following the commencement of a tender offer or exchange offer that would result in a person owning 15 percent or more of the outstanding common stock. In that event, each holder of a Right (other than the acquiring person) shall have the right to receive, upon exercise of the Right, common stock of the Company having a value equal to two times the exercise price of the Right. In the event we are acquired in a merger or certain other business combination transactions (including one in which we are the surviving corporation), or more than 50 percent of our assets or earning power is sold or transferred, each holder of a Right shall have the right to receive, upon exercise of the Right, common stock of the acquiring company having a value equal to two times the exercise price of the Right. The Rights are redeemable under certain circumstances at $0.01 per Right and will expire, unless earlier redeemed, on January 31, 2016.

        The Company has authorization from the Board of Directors for the repurchase of up to four million common shares in any calendar year. The repurchases may be made using our cash and cash equivalents or other available sources. During fiscal 2012, we purchased 1,747,819 common shares at an aggregate cost of $77.6 million, which are held as treasury shares. We had no purchases of common shares in fiscal 2013 and fiscal 2014. Subsequent to September 30, 2014, we purchased 414,992 common shares at an aggregate cost of $32.3 million, which will be held as treasury shares.

ACCUMULATED OTHER COMPREHENSIVE INCOME

        Components of accumulated other comprehensive income were as follows:

	September 30,
	2014	2013	2012
	(in thousands)
Pre-tax amounts:
Unrecognized appreciation on securities	$157,838	$237,214	$304,396
Unrecognized actuarial loss	(23,405)	(19,210)	(37,173)

	$134,433	$218,004	$267,223

After-tax amounts:
Unrecognized appreciation on securities	$97,418	$144,161	$189,851
Unrecognized actuarial loss	(14,292)	(11,631)	(23,044)

	$83,126	$132,530	$166,807

        The following is a summary of the changes in accumulated other comprehensive income (loss), net of tax, by component for the year ended September 30, 2014:

	Unrealized Appreciation (Depreciation) on Available-for-sale Securities	Defined Benefit Pension Plan	Total
	(in thousands)
Balance September 30, 2013	$144,161	$(11,631)	$132,530
Other comprehensive loss before reclassifications	(19,006)	—	(19,006)
Amounts reclassified from accumulated other comprehensive income (loss)	(27,737)	(2,661)	(30,398)

Net current-period other comprehensive income (loss)	(46,743)	(2,661)	(49,404)

Balance September 30, 2014	$97,418	$(14,292)	$83,126

        The following provides detail about accumulated other comprehensive income (loss) components which were reclassified to the Consolidated Statement of Income during the year ended September 30, 2014:

Details about Accumulated Other Comprehensive Income (Loss) Components	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)	Affected line item in the Consolidated Statement of Income
	(in thousands)
Unrealized gains on available-for-sale securities	$(45,234)	Gain on sale of investment securities
	17,497	Income tax provision

	$(27,737)	Net of tax

Defined Benefit Pension Items
Amortization of net actuarial loss	$(4,196)	General and administrative
	1,535	Income tax provision

	$(2,661)	Net of tax

Total reclassifications for the period	$(30,398)